Going Concern (Details Narrative) - USD ($)	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 7,795,118	$ 7,705,347		$ 95,921
Deferred Compensation Share-based Arrangements, Liability, Current	7,593,229	7,593,229
Cash	$ 63,304	$ 0	$ 0	$ 0	$ 0